FAIR VALUE - Transfers between levels 2 and 3 (Details)	12 Months Ended
Sep. 30, 2025 CAD ($)
FAIR VALUE
Assets, Transfer from level 2 to Level 3	$ 0
Assets, Transfer from level 3 to Level 2	0
Liabilities, Transfer from level 2 to Level 3	0
Liabilities, Transfer from level 3 to Level 2	$ 0